Summary of Material Accounting Policies - Intangible Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Software [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	3 years
Patent and technology license fee [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	5 years
Patent and technology license fee [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	10 years
Others [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	the shorter of the contract term or estimated useful life (3 years)